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      THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE SECURITIES
         HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [X]; Amendment Number:          1
                                               ------------------
         This Amendment (Check only one.):  [ ]   is a restatement.
                                            [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Simon Raykher
Title:          General Counsel
Phone:          (212) 209-2060

Signature, Place, and Date of Signing:


/S/ SIMON RAYKHER          New York, New York                January 7, 2005
--------------------       ----------------------            ---------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         0
                                                    --------
Form 13F Information Table Entry Total:                    3
                                                    --------
Form 13F Information Table Value Total:             $229,770
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                 FORM 13F INFORMATION TABLE
                                                 SATELLITE ASSET MANAGEMENT
                                            FOR QUARTER ENDED SEPTEMBER 30, 2004

Name of Issuer   Title of    CUSIP          Value (x   Shrs or prn   SH/   Put/  Investment   Other          Voting Authority
--------------   --------    -----          --------   -----------   ---   ----  ----------   -----          ----------------
                  Class                     $1000)        amt        PRN   Call  Discretion Managers
                  -----                     ------        ---        ---   ----  ---------- --------
                                                                                                            Sole       Shared   None
                                                                                                            ----       ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ROUSE CO         COM          779273101      10,375       155,130    SH            SOLE                     155,130
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT        COM          94973H108      43,928       418,000    SH            SOLE                     418,000
HEALTH
NETWORK NEW
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS    COM          00209A106     175,467    11,871,900    SH            SOLE                  11,871,900
SVCS INC
------------------------------------------------------------------------------------------------------------------------------------

         REPORT SUMMARY: 3 DATA RECORDS    $229,770